Note 5 - Loans and Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
– LOANS AND LEASES

Loans and leases at
December 31, 2019
and
2018
consist of the following:

	2019	2018

Residential 1-4 family real estate	$122,905	$119,841
Commercial and multi-family real estate	367,614	354,446
Commercial	77,658	80,630
Consumer	8,247	6,697
Total loans and leases	$576,424	$561,614

Fixed rate loans and leases app
roximated
$137,671,000
at
December 31, 2019

and
$119,772,000
at
December 31, 2018
.

Most of the Corporation’s lending activities are with customers located in Northwestern and West Central Ohio. As of
December 31, 2019
and
2018
, the Corporation’s loans and leases from borrowers in the agriculture industry represent the single largest industry and amo unted to
$44,729,000
an
d
$43,324,000,
respectively. Agriculture loans and leases are generally secured by property and equipment. Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products. Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock. Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates
1
-
4
family real estate and consumer loans and leases utilizing credit reports to supplement the underwriting process. The Corporation’s underwriting standards for
1
-
4
family loans and leases are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing
1
-
4
family real estate loans and leases are appraised by fee appraisers, which is independent of the loan and lease origination function and has been approved by the Board of Directors and the Loan Policy Committee. The loan-to-value ratios normally do not
exceed
80%
without credit enhancements such as mortgage insurance. The Corporation will lend up to
100%
of the lesser of the appraised value or purchase price for conventional
1
-
4
family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans and leases include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan or lease. To monitor and manage loan and lease risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan and lease amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis. The Corporation’s
1
-
4
family real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans and leases are subject to underwriting standards and processes similar to commercial and agricultural operating loans and leases, in addition to those unique to real estate loans and leases. These loans and leases are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Loan to value is generally
75%
of the cost or appraised value of the assets. Appraisals on properties securing these loans are generally performed by fee appraisers approved by the Board of Directors. Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may
be subject to adverse conditions in the real estate market or the economy. Management monitors and evaluates commercial and agricultural real estate loans and leases based on cash flows, collateral and risk rating criteria. The Corporation may
require guarantees on these loans and leases. The Corporation’s commercial and agricultural real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans and leases are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans and leases may
fluctuate in value after the initial evaluation. A
first
priority lien on the general assets of the business normally secures these types of loans and leases. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may
be required for agricultural borrowers. Loans are generally guaranteed by the principal(s). The Corporation’s commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended
December 31, 2019,
2018
and
2017
:

	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi- family real estate	Commercial	Consumer	Total
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
Provision for loan and lease losses	22	52	465	11	550
Losses charged off	(46)	(23)	(101)	(10)	(180)
Recoveries	40	152	41	1	234
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2017	$545	$1,746	$501	$43	$2,835
Provision (credit) for loan and lease losses	8	417	(3)	28	450
Losses charged off	(52)	(114)	(21)	(10)	(197)
Recoveries	75	306	57	1	439
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2016	$542	$1,876	$896	$31	$3,345
Provision (credit) for loan and lease losses	34	9	(424)	31	(350)
Losses charged off	(45)	(553)	(63)	(28)	(689)
Recoveries	14	414	92	9	529
Balance at December 31, 2017	$545	$1,746	$501	$43	$2,835

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of
December 31, 2019
and
2018
:

	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2019
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$93	$342	$-	$435
Collectively evaluated for impairment	592	2,443	597	64	3,696
Total allowance for loan and lease losses	$592	$2,536	$939	$64	$4,131

Loans and leases:
Individually evaluated for impairment	$-	$1,499	$1,279	$-	$2,778
Acquired with deteriorated credit quality	61	127	-	-	188
Collectively evaluated for impairment	122,844	365,988	76,379	8,247	573,458
Total ending loans and leases balance	$122,905	$367,614	$77,658	$8,247	$576,424

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2018
Allowance for loan and lease losses:
	$-	$65	$63	$-	$128
Collectively evaluated for impairment	576	2,290	471	62	3,399
Total allowance for loan and lease losses	$576	$2,355	$534	$62	$3,527

Loans and leases:
Individually evaluated for impairment	$-	$970	$361	$-	$1,331
Acquired with deteriorated credit quality	70	226	-	-	296
Collectively evaluated for impairment	119,771	353,250	80,269	6,697	559,987
Total ending loans and leases balance	$119,841	$354,446	$80,630	$6,697	$561,614

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended
December 31, 2019,
2018
and
2017
:

	(in thousands)
	2019	2018	2017

Balance at beginning of year	$128	$-	$1,018
Provision (credit) for loan and lease losses	307	128	(865)
Loans charged off	-	-	(414)
Recoveries	-	-	261
Balance at end of year	$435	$128	$-

The average balance of impaired loans and leases (excluding loans and leases acquired with deteriorated credit quality) amounte
d to
$2,386,000,
$349,000
and
$1,450,000
during
2019
,
2018
 and
2017
, respectively. There
was
$263,000
of
interest income on im
paired loans and leases in
2019
.  There was
no
interest income on impaired loans and leases in
2018
and
2017.

The following table presents loans and leases individually evaluated for impairment by class of loans as of
December 31, 2019
and
2018
:

	(in thousands)
	2019		2018
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$-	$-	$-	$-
Commercial and multi-family real estate	822	-	719	-
Agricultural real estate	4	-	-	-
Commercial	22	-	24	-
Agriculture	-	-	216	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	673	93	251	65
Agricultural real estate	-	-	-	-
Commercial	1,257	342	121	63
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$2,778	$435	$1,331	$128

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over
90
days still on accrual and troubled debt restructurings by class of loans as of
December 31, 2019
and
2018
:

	(in thousands)
	2019			2018
	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$414	$138	$223	$354	$161	$372
Commercial and multi family real estate	545	-	623	754	-	228
Agricultural real estate	4	-	-	216	-	-
Commercial	-	-	772	121	-	24
Agriculture	-	-	-	-	-	-
Consumer
Total	$963	$138	$1,618	$1,445	$161	$624

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans and leases as of
December 31, 2019
and
2018
by class of loans and leases:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2019
Residential 1-4 family real estate	$2,709	$99	$322	$3,130	$119,775	$122,905
Commercial and multi family real estate	177	302	15	$494	332,161	332,655
Agricultural real estate	-	-	-	-	34,959	34,959
Commercial	-	57	5	$62	67,826	67,888
Agriculture	-	-	-	-	9,770	9,770
Consumer	2	-	-	2	8,245	8,247
Total	$2,888	$458	$342	$3,688	$572,736	$576,424

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2018
Residential 1-4 family real estate	$2,471	$371	$278	$3,120	$116,721	$119,841
Commercial and multi family real estate	580	-	155	735	322,032	322,767
Agricultural real estate	7	-	241	248	31,431	31,679
Commercial	482	-	-	482	68,503	68,985
Agriculture	-	-	-	-	11,645	11,645
Consumer	4	-	-	4	6,693	6,697
Total	$3,544	$371	$674	$4,589	$557,025	$561,614

Credit Quality Indicators:

The Corporation categorizes loans and leases into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans and leases individually by classifying the loans and leases as to the credit risk. This analysis generally includes non-homogenous loans and leases, such as commercial and commercial real estate loans and leases. The Corporation uses the following definitions for risk ratings for adverse classified loans:

● Pass: Loans and leases not meeting the previous criteria that are analyzed individually as part of the above described process are considered to be pass rated loans and leases.
●
Special Mention:
Loans and leases which possess some credit deficiency or potential weakness which deserves close attention, but which do not
yet warrant substandard classification. Such loans and leases pose unwarranted financial risk that, if not
corrected, could weaken the loan and lease and increase risk in the future. The key distinctions of a Special Mention classification are that (
1
) it is indicative of an unwarranted level of risk, and (
2
) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

●
Substandard:
These loans and leases are inadequately protected by the current sound net worth and paying ability of the borrower. Loans and leases of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow. These loans and leases may
also have historic and/or severe delinquency problems, and Corporation management may
depend on secondary repayment sources to liquidate these loans and leases. The Corporation could sustain some degree of loss in these loans and leases if the weaknesses remain uncorrected.

●
Doubtful:
Loans and leases in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

The following table provides a summary of the loan portfolio risk grades, as applicable, based on the most recent analysis performed, as of
December 31, 2018
and
December 31, 2019
.

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2019
Residential 1 - 4 family	$9,219	$-	$-	$-	$113,686	$122,905
Commercial and multi- family real estate	362,519	1,797	3,258	-	40	367,614
Commercial	75,559	410	1,688	-	1	77,658
Consumer	45	-	-	-	8,202	8,247
Total	$447,342	$2,207	$4,946	$-	$121,929	$576,424

	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2018
Residential 1 - 4 family	$10,461	$-	$-	$-	$109,380	$119,841
Commercial and multi- family real estate	346,580	4,755	3,111	-	-	354,446
Commercial	79,179	-	1,451	-	-	80,630
Consumer	-	-	-	-	6,697	6,697
Total	$436,220	$4,755	$4,562	$-	$116,077	$561,614

The Corporation considers the performance of the loan and lease portfolio and its impact on the allowance for loan and lease losses. For all loan classes that are not
rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. Generally, all loans not
rated that are
90
days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming. The following table presents the recorded investment in all loans that are not
risk rated, based on payment activity as of
December 31, 2019
and
2018
:

	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2019
Performing	$113,364	$24	$-	$8,202	$121,590
Nonperforming	322	16	1	-	339
Total	$113,686	$40	$1	$8,202	$121,929

	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2018
Performing	$109,103	$-	$-	$6,696	$115,799
Nonperforming	278	-	-	-	278
Total	$109,381	$-	$-	$6,696	$116,077

Modifications:

The Corporation’s loan and lease portfolio also includes certain loans and leases that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. All TDRs are also classified as impaired loans and leases.

When the Corporation modifies a loan or lease, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, except when the sole (remaining) source of repayment for the loan or lease is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan or lease is less than the recorded investment in the loan or lease (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan or lease balance if collection is not
expected.

The following table includes the recorded investment and number of modifications for TDR loans and leases during the year ended
December 31, 2019
 (
there were
none
in
2018
). There were
no
other subsequent defaults relating to TDR loans and leases during the years ended
December 31, 2019
and
2018
.

	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2019
Commercial and multi family real estate	2	$545	$-
Commercial	1	750	342
Total	3	$1,295	$342

2018
Residential 1-4 family real estate	2	$140	$-

The concessions granted during
2019
 included the following: the bank modified
one
loan as ordered by the Bankruptcy Court, to comply with the bankruptcy plan. Additionally, the bank rewrote part of a line of credit and termed out another line of credit, which would likely have prohibited the borrower from financing/refinancing at another institution.

The concessions granted during
2018
 included the following: the bank modified
one
loan as ordered by the Bankruptcy Court, to comply with the bankruptcy plan. Additionally, the bank provided a new note under conditions which would likely have prohibited them from financing/refinancing at another institution.

The following is additional information with respect to loans and leases acquired with the Benchmark and OSB acquisitions as of
December 31, 2019
and
2018
:

	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$74,837	$(1,553)	$73,284
Change due to payments received	(15,884)	376	(15,508)
Balance at December 31, 2019	$58,953	$(1,177)	$57,776

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$516	$(253)	$263
Change due to payments received	(162)	61	(101)
Balance at December 31, 2019	$354	$(192)	$162

	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$89,151	$(2,066)	$87,085
Change due to payments received	(14,314)	513	(13,801)
Balance at December 31, 2018	$74,837	$(1,553)	$73,284

Purchased Impaired Loans and Leases
Balance at December 31, 2017	$1,588	$(674)	$914
Change due to payments received	(1,072)	421	(651)
Balance at December 31, 2018	$516	$(253)	$263

	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$19,043	$(658)	$18,385
Change due to payments received	(5,996)	228	(5,768)
Balance at December 31, 2019	$13,047	$(430)	$12,617

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$196	$(163)	$33
Change due to payments received	(21)	14	(7)
Change due to loan charge-offs	(15)	15	-
Balance at December 31, 2019	$160	$(134)	$26

	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$25,509	$(929)	$24,580
Change due to payments received	(6,466)	271	(6,195)
Balance at December 31, 2018	$19,043	$(658)	$18,385

Purchased Impaired Loans and Leases
Balance at December 31, 2017	$496	$(232)	$264
Change due to payments received	(232)	(31)	(263)
Change due to loan charge-offs	(68)	100	32
Balance at December 31, 2018	$196	$(163)	$33

As a result of the acquisitions, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not
be collected. The carrying amount of those loans
was
$162,000
as of
December 31, 2019
and
 $263,000
as of
December 31, 2018
related to the Benchmark acquisition and
$26,000
at
December 31, 2019
and

$33
,000
at
December 31, 2018
 for the OSB acquisition.

A
$101,000
pr
ovision for loan and lease losses was recognized for the year ended
December 31, 2017
related to
one
purchase credit impaired commercial loan from the OSB acquisition for which the sheriff’s appraisal was substantially below the expected collateral value. There was no
provision for loan and lease losses recognized for the years ended
December 31, 2019
and
2018
 related to the acquired loans and leases as there was
no
significant change to the credit quality of the loans and leases during the periods.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan and lease customers of the Corporation. Such loans and leases are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization. Such loans amounted to
$1,154,000
a
nd
$1,371,000
at
December 31, 2019
and
2018
 respectively. The following is a summary of activity during
2019
,
2018
 and
2017
 for such loans:

	(in thousands)
	2019	2018	2017
Beginning of year	$1,371	$491	$370
Additions	-	952	300
Repayments	(217)	(72)	(179)
End of year	$1,154	$1,371	$491

Additions and repayments include loan and lease renewals, as well as net borrowings and repayments under revolving lines-of-credit.